RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 6,222,190	$ 889,761	¥ 5,801,032	¥ 5,466,873
Loans from related parties	756,471	$ 108,174	27,335
Amounts due from related parties
Amounts due from related parties	301,184			4,411
Amounts due to related parties
Amounts due to related parties	288,100		89,947		$ 41,198
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	7,461		74,549	118,074
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	480		31,034
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	550,000		120,003	13,906
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	756,471		27,335
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	6,908		27,002
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	7,461		74,549	115,538
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Amounts due from related parties	301,184
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties				2,536
Shanghai Jiayin Finance Services Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	720,000
Jiayin Technology Service (Shanghai) Co.,Ltd.
Amounts due from related parties
Amounts due from related parties			4,411
Amounts due to related parties
Amounts due to related parties	262
Jiayin Technology Service (Shanghai) Co.,Ltd. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	480		31,034
Sunshinewoods Holdings Limited
Amounts due to related parties
Amounts due to related parties	68,552		22,152
Sunshinewoods Holdings Limited | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	14,653		27,335
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			3	2
Dream Glory L.P.
Amounts due to related parties
Amounts due to related parties	47,193		23,887
New Dream Capital Holdings Limited
Amounts due to related parties
Amounts due to related parties	165,185		16,906
New Dream Capital Holdings Limited | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	21,818
Shanghai Jiajie Assets Management Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 550,000		¥ 120,000
Keen Best | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				¥ 13,904